Financial Information of Parent Company Statements of Cash Flows (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net loss attributable to Acorn International, Inc. shareholders	$ (44,328,912)	$ (39,895,878)	$ (17,926,074)
Share-based compensation	428,000	446,412	424,445
Changes in operating assets and liabilities:
Net cash provided by (used in) operating activities	(45,632,724)	2,467,551	(17,578,047)
Investing activities:
Net cash provided by investing activities	(1,714,262)	(13,874,461)	(2,896,282)
Financing activities:
Increase in long-term debt	0	8,450,000	0
Repurchase of ordinary shares	0	(8,645,505)	0
Dividends paid	0	0	(467)
Net cash used in financing activities	0	(195,505)	(467)
Net decrease in cash and cash equivalents	(47,865,935)	(8,422,841)	(20,204,984)
Cash and cash equivalents at the beginning of the year	82,552,314	90,975,155	111,180,139
Cash and cash equivalents at the end of the year	34,686,379	82,552,314	90,975,155
Long-term Debt
Operating activities:
Accrued interests	189,863	152,931	0
Parent Company
Operating activities:
Net loss attributable to Acorn International, Inc. shareholders	(44,328,912)	(39,895,878)	(17,926,074)
Share-based compensation	428,000	446,412	424,445
Equity in (earnings) losses of subsidiaries	42,249,948	38,650,417	16,446,388
Changes in operating assets and liabilities:
Other current assets	(19,267)	19,260	10,432
Amounts due from subsidiaries	27,643	0	559,832
Amounts due to subsidiaries	849,784
Other current liabilities	(48,564)	(72,509)	(27,729)
Net cash provided by (used in) operating activities	(837,242)	(699,367)	(512,706)
Investing activities:
Cash received from capital deduction of YiyangYukang	3,056,479	0	0
Net cash provided by investing activities	3,056,479	0	0
Financing activities:
Increase in long-term debt	0	8,450,000	0
Repurchase of ordinary shares	0	(8,645,505)	0
Dividends paid	0	0	(467)
Net cash used in financing activities	0	(195,505)	(467)
Net decrease in cash and cash equivalents	2,219,237	(894,872)	(513,173)
Cash and cash equivalents at the beginning of the year	2,708,804	3,603,676	4,116,849
Cash and cash equivalents at the end of the year	4,928,041	2,708,804	3,603,676
Parent Company | Long-term Debt
Operating activities:
Accrued interests	$ 4,126	$ 152,931	$ 0